STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Automobiles & Components - 2.4%
Dorman Products	18,615	[a]	1,747,204
Fox Factory Holding	71,088	[a]	10,924,093
Gentherm	14,930	[a]	1,281,293
LCI Industries	22,554		3,195,000
Visteon	14,107	[a]	1,490,828
			18,638,418
Banks - 3.1%
Axos Financial	136,450	[a]	6,615,096
Bank OZK	31,279		1,327,168
Central Pacific Financial	50,245		1,271,701
Columbia Banking System	27,456		998,300
Federal Agricultural Mortgage, Cl. C	7,907		774,095
First Financial Bankshares	35,924		1,710,701
Heritage Commerce	88,288		995,006
National Bank Holdings, Cl. A	34,731		1,302,412
Pacific Premier Bancorp	41,993		1,678,040
PacWest Bancorp	27,519		1,170,933
Silvergate Capital, Cl. A	7,553	[a]	853,338
Texas Capital Bancshares	40,487	[a]	2,752,711
Western Alliance Bancorp	24,905		2,429,732
			23,879,233
Capital Goods - 11.7%
AAON	35,252	[b]	2,401,014
Advanced Drainage Systems	6,845		781,357
AeroVironment	22,766	[a]	2,330,328
Alamo Group	7,353		1,139,789
Ameresco, Cl. A	24,727	[a]	1,709,872
Arcosa	24,054		1,222,424
Armstrong World Industries	22,408		2,328,863
Astec Industries	37,504		2,292,995
Barnes Group	23,721		1,130,780
Beacon Roofing Supply	32,259	[a]	1,660,693
Byrna Technologies	22,430	[a]	656,750
Chart Industries	20,822	[a,b]	3,922,449
Construction Partners, Cl. A	33,992	[a]	1,137,712
Donaldson	25,986		1,760,551
Energy Recovery	31,797	[a]	649,613
ESCO Technologies	31,299		2,820,666
Evoqua Water Technologies	33,289	[a]	1,295,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Capital Goods - 11.7% (continued)
Federal Signal	30,827		1,252,501
H&E Equipment Services	58,778		2,001,391
Herc Holdings	12,282	[a]	1,614,469
Kornit Digital	51,611	[a]	6,728,526
Kratos Defense & Security Solutions	76,356	[a]	1,887,520
Masonite International	38,581	[a]	4,617,374
McGrath RentCorp	23,299		1,625,804
MSC Industrial Direct, Cl. A	5,420		456,418
PGT Innovations	56,174	[a]	1,192,574
Proto Labs	18,789	[a]	1,393,392
RADA Electronic Industries	135,454	[a]	1,545,530
RBC Bearings	22,862	[a]	5,293,010
Regal Beloit	7,778		1,162,189
Rexnord	23,152		1,406,715
Simpson Manufacturing	31,838		3,602,470
SiteOne Landscape Supply	37,388	[a,b]	7,481,339
The Middleby	4,246	[a]	776,763
The Shyft Group	21,258		935,565
Trex	41,801	[a,b]	4,588,078
Univar Solutions	58,237	[a]	1,374,976
Veritiv	15,232	[a]	1,365,853
Vertiv Holdings	46,034	[a]	1,296,778
Vicor	28,817	[a]	3,555,153
Watts Water Technologies, Cl. A	7,012		1,203,049
WESCO International	11,206	[a]	1,311,326
WillScot Mobile Mini Holdings	72,603	[a,b]	2,149,049
			91,059,276
Commercial & Professional Services - 3.0%
CACI International, Cl. A	2,692	[a]	693,298
CBIZ	52,448	[a]	1,789,001
Exponent	63,309		7,400,822
Franklin Covey	13,736	[a]	597,104
FTI Consulting	9,817	[a]	1,371,533
IAA	36,598	[a]	1,944,086
Korn Ferry	16,696		1,180,240
Montrose Environmental Group	33,643	[a]	1,682,150
Tetra Tech	20,291		2,918,657
The Brink's Company	34,978		2,733,880
Willdan Group	28,792	[a]	1,088,626
			23,399,397
Consumer Durables & Apparel - 1.8%
Callaway Golf	63,850	[a]	1,791,631
Clarus	44,470		1,204,692
Crocs	12,156	[a]	1,736,120

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Consumer Durables & Apparel - 1.8% (continued)
Deckers Outdoor	3,195	[a]	1,336,948
Kontoor Brands	20,791		1,121,882
Skyline Champion	27,706	[a]	1,737,720
Steven Madden	53,655		2,171,418
Vizio Holding, Cl. A	65,423	[a,b]	1,335,283
YETI Holdings	13,154	[a]	1,306,718
			13,742,412
Consumer Services - 4.9%
BJ's Restaurants	36,497	[a]	1,560,612
Boyd Gaming	57,015	[a]	3,499,011
Bright Horizons Family Solutions	21,182	[a]	3,087,488
Century Casinos	86,655	[a]	1,158,577
Chegg	16,387	[a,b]	1,363,726
Chuy's Holdings	44,096	[a]	1,422,537
Everi Holdings	52,913	[a]	1,203,771
Golden Entertainment	11,854	[a]	565,673
Hilton Grand Vacations	50,778	[a]	2,218,491
Houghton Mifflin Harcourt	84,830	[a]	1,142,660
Lindblad Expeditions Holdings	19,860	[a,b]	292,141
Monarch Casino & Resort	6,536	[a]	414,186
Papa John's International	11,054		1,409,717
Red Rock Resorts, Cl. A	85,204	[a]	3,988,399
Scientific Games	22,308	[a]	1,613,984
Strategic Education	16,391		1,283,087
Stride	89,616	[a]	3,068,452
Texas Roadhouse	58,851		5,590,845
Vail Resorts	6,481	[a]	1,975,733
WW International	49,038	[a]	1,061,673
			37,920,763
Diversified Financials - 1.6%
Donnelley Financial Solutions	111,039	[a]	3,703,151
Evercore, Cl. A	15,576		2,175,033
Green Dot, Cl. A	3,200	[a]	167,168
LendingClub	38,216	[a]	1,186,989
OneMain Holdings	19,309		1,116,639
PJT Partners, Cl. A	42,005		3,317,555
StepStone Group, Cl. A	26,139		1,251,274
			12,917,809
Energy - .7%
Aspen Aerogels	23,853	[a]	1,043,569
Denbury	12,049	[a,b]	847,406
DMC Global	31,863	[a]	1,279,937
Green Plains	31,362	[a,b]	1,100,806

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Energy - .7% (continued)
Magnolia Oil & Gas, CI. A	55,594		871,714
			5,143,432
Food & Staples Retailing - .9%
BJ's Wholesale Club Holdings	81,459	[a]	4,615,467
Performance Food Group	40,938	[a]	2,055,906
Sprouts Farmers Market	18,822	[a]	468,668
			7,140,041
Food, Beverage & Tobacco - 1.0%
Celsius Holdings	17,055	[a]	1,394,417
Freshpet	16,061	[a]	2,058,057
J&J Snack Foods	15,430		2,526,817
Primo Water	39,091		694,256
SunOpta	47,792	[a]	450,679
The Duckhorn Portfolio	36,790	[a,b]	790,617
			7,914,843
Health Care Equipment & Services - 11.6%
Addus HomeCare	20,300	[a]	1,825,376
AMN Healthcare Services	19,937	[a]	2,263,248
AngioDynamics	39,229	[a]	1,110,181
Axonics	16,433	[a,b]	1,232,146
BioLife Solutions	47,841	[a]	2,792,001
Castle Biosciences	23,013	[a]	1,765,787
CryoPort	112,696	[a,b]	7,164,085
Establishment Labs Holdings	10,600	[a]	795,000
Globus Medical, Cl. A	60,855	[a]	4,965,768
Guardant Health	5,863	[a]	746,184
HealthEquity	29,254	[a]	1,877,229
HealthStream	52,496	[a]	1,595,353
Heska	4,508	[a,b]	1,195,972
Inmode	22,770	[a]	2,980,138
Inspire Medical Systems	7,451	[a]	1,665,746
Insulet	2,267	[a]	675,135
LeMaitre Vascular	32,315		1,829,675
LHC Group	28,662	[a]	5,352,915
Masimo	12,931	[a]	3,511,284
MEDNAX	41,855	[a]	1,343,964
Neogen	58,864	[a]	2,577,066
Oak Street Health	10,944	[a,b]	511,413
Omnicell	61,200	[a]	9,502,524
OptimizeRx	17,300	[a]	1,144,914
Option Care Health	48,008	[a]	1,284,214
PAVmed	170,190	[a,b]	1,242,387
PetIQ	47,072	[a,b]	1,221,518
Phreesia	18,446	[a]	1,319,811

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Health Care Equipment & Services - 11.6% (continued)
Premier, Cl. A	72,820		2,707,448
RadNet	29,028	[a]	911,769
Schrodinger	10,887	[a,b]	649,845
Shockwave Medical	9,396		2,012,717
Simulations Plus	20,836	[b]	923,035
STAAR Surgical	36,065	[a]	5,570,960
Tabula Rasa HealthCare	38,678	[a,b]	1,211,008
Tactile Systems Technology	51,959	[a]	2,311,136
Talis Biomedical	39,655	[a]	319,619
Tandem Diabetes Care	21,092	[a]	2,365,890
Tenet Healthcare	19,634	[a]	1,479,422
U.S. Physical Therapy	12,707		1,491,802
Vocera Communications	69,599	[a]	3,374,855
			90,820,540
Household & Personal Products - 1.4%
BellRing Brands, Cl. A	29,427	[a]	993,750
Inter Parfums	29,586		2,146,168
Medifast	17,381		3,961,130
The Beauty Health Company	89,068	[a,b]	2,289,939
WD-40	6,479		1,552,563
			10,943,550
Insurance - 1.2%
BRP Group, Cl. A	32,483	[a]	1,222,985
Goosehead Insurance, Cl. A	16,858		2,474,417
Kinsale Capital Group	24,366		4,430,957
Palomar Holdings	12,455	[a]	1,118,459
			9,246,818
Materials - 3.8%
Amyris	42,715	[a,b]	642,861
Arconic	22,251	[a]	767,437
Balchem	23,828	[a]	3,345,928
Commercial Metals	32,193		1,050,136
Element Solutions	159,052		3,615,252
Ingevity	30,427	[a]	2,446,027
Livent	143,247	[a,b]	3,562,552
Materion	18,917		1,381,508
Methanex	50,180		1,842,108
Olin	83,616		4,167,421
Ranpak Holdings	117,447	[a]	3,605,623
Sealed Air	14,155		863,880
Tronox Holdings, Cl. A	53,109		1,122,193
U.S.Steel	37,079		991,863
			29,404,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Media & Entertainment - .9%
Cardlytics	6,955	[a,b]	631,375
iHeartMedia, Cl. A	36,471	[a]	907,398
Lions Gate Entertainment, Cl. A	122,747	[a,b]	1,585,891
TechTarget	8,148	[a]	689,158
WideOpenWest	52,362	[a]	1,111,122
World Wrestling Entertainment, Cl. A	46,432	[b]	2,419,571
			7,344,515
Pharmaceuticals Biotechnology & Life Sciences - 12.8%
ACADIA Pharmaceuticals	24,177	[a]	423,339
Aerie Pharmaceuticals	52,322	[a,b]	780,121
Albireo Pharma	20,180	[a]	616,499
Alkermes	52,305	[a]	1,635,054
Alpha Teknova	23,818	[a]	452,780
ALX Oncology Holdings	16,118	[a,b]	1,128,260
Amicus Therapeutics	53,193	[a]	605,868
Apellis Pharmaceuticals	24,129	[a]	1,588,895
Arena Pharmaceuticals	30,680	[a]	1,623,586
argenx, ADR	2,487	[a]	823,247
Arvinas	12,386	[a]	1,067,797
Ascendis Pharma, ADR	3,216	[a]	504,044
Avantor	19,457	[a]	767,384
Avid Bioservices	38,929	[a,b]	943,639
Beam Therapeutics	11,404	[a,b]	1,264,932
Berkeley Lights	10,604	[a,b]	377,078
Beyondspring	37,119	[a,b]	1,162,196
BioCryst Pharmaceuticals	77,434	[a,b]	1,232,749
Biohaven Pharmaceutical Holding	44,430	[a]	5,830,994
Bio-Techne	12,195		6,087,012
Bridgebio Pharma	20,187	[a,b]	1,011,571
CareDx	58,899	[a]	4,316,118
Celldex Therapeutics	26,382	[a]	1,389,012
Cerevel Therapeutics Holdings	30,699	[a,b]	971,930
Coherus Biosciences	94,233	[a]	1,505,843
Collegium Pharmaceutical	38,239	[a]	785,047
Cytokinetics	35,839	[a,b]	1,181,612
DermTech	27,055	[a,b]	1,006,446
Dynavax Technologies	66,677	[a,b]	1,297,534
Emergent BioSolutions	21,351	[a]	1,346,821
Fate Therapeutics	14,896	[a]	1,091,132
Global Blood Therapeutics	19,256	[a]	552,455
Halozyme Therapeutics	135,065	[a]	5,671,380
Insmed	16,508	[a]	462,884
Instil Bio	60,964	[a,b]	1,149,171
Intellia Therapeutics	12,082	[a]	1,939,523

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 12.8% (continued)
Intra-Cellular Therapies	28,280	[a]	938,896
Iovance Biotherapeutics	49,657	[a]	1,195,244
IVERIC bio	107,277	[a]	1,133,918
KalVista Pharmaceuticals	30,977	[a]	633,170
Karyopharm Therapeutics	64,816	[a,b]	375,933
Kiniksa Pharmaceuticals, CI. A	39,727	[a,b]	499,766
Krystal Biotech	13,593	[a]	787,578
LAVA Therapeutics	17,647	[a]	115,588
Ligand Pharmaceuticals	18,125	[a]	2,397,937
Maravai LifeSciences Holdings, Cl. A	22,319	[a]	1,320,838
Maxcyte	43,849	[a]	673,521
Medpace Holdings	32,188	[a]	5,869,482
Mirati Therapeutics	8,300	[a]	1,408,759
NeoGenomics	113,200	[a,b]	5,503,784
Optinose	45,119	[a]	131,296
Pacira Biosciences	14,321	[a]	849,092
PLx Pharma	58,049	[a]	1,028,048
Prestige Consumer Healthcare	56,899	[a]	3,265,434
Protagonist Therapeutics	24,196	[a]	1,173,506
Prothena	24,926	[a]	1,673,033
PTC Therapeutics	47,451	[a]	2,071,236
Puma Biotechnology	18,605	[a]	140,840
RAPT Therapeutics	24,403	[a]	797,978
Reata Pharmaceuticals, Cl. A	6,468	[a,b]	688,907
Repligen	8,662	[a]	2,451,173
Revance Therapeutics	39,192	[a]	1,049,562
Rubius Therapeutics	36,227	[a,b]	786,850
Singular Genomics Systems	28,637	[a]	473,370
Supernus Pharmaceuticals	37,721	[a]	1,038,459
TG Therapeutics	39,035	[a,b]	1,056,677
Turning Point Therapeutics	6,522	[a]	502,324
Twist Bioscience	8,695	[a]	984,361
Veracyte	39,550	[a]	1,902,750
Verve Therapeutics	4,537	[a,b]	317,409
Werewolf Therapeutics	8,501	[a]	151,318
Zogenix	22,479	[a]	332,914
			100,314,904
Real Estate - 1.9%
American Assets Trust	31,203	[c]	1,242,503
Apple Hospitality REIT	46,188	[c]	682,659
eXp World Holdings	22,571	[b]	1,034,880
Independence Realty Trust	60,022	[b,c]	1,229,251
Innovative Industrial Properties	9,591	[c]	2,358,523

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Real Estate - 1.9% (continued)
iStar	53,566	[b,c]	1,416,821
Life Storage	11,627	[c]	1,446,864
National Storage Affiliates Trust	25,962	[c]	1,486,324
Retail Opportunity Investments	92,407	[c]	1,670,719
Terreno Realty	19,481	[c]	1,301,526
The Macerich Company	68,241	[b,c]	1,165,556
			15,035,626
Retailing - 4.4%
Academy Sports & Outdoors	22,159	[a]	980,979
AutoNation	9,982	[a]	1,088,936
Boot Barn Holdings	37,878	[a]	3,381,748
Dick's Sporting Goods	11,102	[b]	1,563,273
Hibbett	13,090		1,252,582
Leslie's	106,462	[a]	2,567,863
Lithia Motors	6,079		2,013,973
Macy's	50,359		1,127,538
National Vision Holdings	22,848	[a]	1,370,423
Ollie's Bargain Outlet Holdings	33,358	[a,b]	2,414,452
Overstock.com	52,720	[a]	3,803,747
Points International	23,008	[a]	419,666
Pool	3,647		1,802,712
Rent-A-Center	13,436		847,543
Shutterstock	29,209		3,366,629
Signet Jewelers	56,780		4,496,976
Sleep Number	6,965	[a]	644,332
The Children's Place	17,073	[a]	1,482,619
			34,625,991
Semiconductors & Semiconductor Equipment - 5.8%
Brooks Automation	27,236		2,313,971
CEVA	37,364	[a]	1,802,813
Diodes	13,085	[a]	1,267,021
Kulicke & Soffa Industries	20,442		1,434,824
Lattice Semiconductor	90,250	[a]	5,606,330
MaxLinear	26,184	[a]	1,367,590
Monolithic Power Systems	14,687		7,269,037
Onto Innovation	96,864	[a]	7,180,529
Power Integrations	15,982		1,736,284
Rambus	33,133	[a]	788,565
Semtech	47,532	[a]	3,323,437
Silicon Motion Technology, ADR	45,036		3,362,388
SiTime	6,132	[a]	1,305,135
Synaptics	35,270	[a]	6,693,541
			45,451,465

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Software & Services - 17.0%
A10 Networks	89,094	[a]	1,237,516
ACI Worldwide	96,252	[a]	3,102,202
Agilysys	31,950	[a]	1,815,718
Alarm.com Holdings	42,267	[a]	3,564,376
Altair Engineering, Cl. A	16,222	[a]	1,200,266
Asana, Cl. A	19,677	[a]	1,486,597
Bill.com Holdings	6,353	[a]	1,743,200
Blackbaud	19,781	[a]	1,378,538
BlackLine	30,544	[a,b]	3,332,350
Bottomline Technologies	37,010	[a]	1,564,413
Cerence	32,296	[a,b]	3,502,178
Commvault Systems	9,906	[a]	802,089
Cornerstone OnDemand	16,541	[a]	947,799
Coupa Software	3,621	[a,b]	886,457
Domo, Cl. B	28,409	[a]	2,542,605
Elastic	15,321	[a]	2,444,466
Envestnet	38,877	[a]	3,105,106
Euronet Worldwide	18,259	[a]	2,432,647
Everbridge	37,962	[a,b]	5,958,895
Evo Payments, Cl. A	70,134	[a]	1,784,209
ExlService Holdings	27,771	[a]	3,419,721
Fair Isaac	9,472	[a]	4,354,657
Five9	9,859	[a]	1,559,990
Globant	4,136	[a,b]	1,332,950
Grid Dynamics Holdings	131,863	[a]	3,529,973
I3 Verticals, Cl. A	66,557	[a]	1,924,163
J2 Global	45,855	[a]	6,314,233
LivePerson	86,747	[a,b]	5,560,483
Manhattan Associates	8,746	[a]	1,425,511
MAXIMUS	21,430		1,866,339
Mimecast	43,293	[a]	3,022,284
N-Able	3,381	[a]	45,745
Nutanix, Cl. A	21,801	[a]	804,675
Olo, Cl. A	22,346	[a,b]	857,863
Perficient	31,032	[a]	3,699,635
Q2 Holdings	24,284	[a,b]	2,139,178
QAD, Cl. A	23,323		2,029,334
Qualys	9,168	[a]	1,076,140
Rackspace Technology	102,833	[a,b]	1,436,577
Rapid7	34,518	[a]	4,194,627
Smartsheet, Cl. A	22,068	[a]	1,755,951
SolarWinds	12,042	[b]	205,557
Sprout Social, Cl. A	36,525	[a]	4,441,440
SPS Commerce	11,395	[a]	1,544,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Software & Services - 17.0% (continued)
Squarespace, Cl. A	10,347	[a]	460,235
Switch, Cl. A	57,765		1,433,150
TaskUS, Cl. A	21,439	[a]	1,348,513
The Descartes Systems Group	84,400	[a]	6,616,960
TTEC Holdings	29,453	[a]	3,106,113
Tyler Technologies	5,148	[a]	2,500,384
Verra Mobility	58,455	[a]	906,637
Wix.com	7,376	[a,b]	1,638,062
WNS Holdings, ADR	56,512	[a]	4,687,105
Workiva	45,124	[a]	6,329,543
			132,399,719
Technology Hardware & Equipment - 3.0%
908 Devices	13,737	[a]	494,532
Belden	30,914		1,769,826
Calix	106,338	[a]	4,955,351
ePlus	21,690	[a]	2,347,292
Fabrinet	12,412	[a]	1,278,684
Harmonic	109,328	[a]	1,010,191
Ituran Location & Control	8,846		230,792
Jabil	18,884		1,166,654
nLight	59,965	[a]	1,655,634
Novanta	19,681	[a]	3,015,523
PAR Technology	14,521	[a,b]	986,412
Radware	63,274	[a]	2,169,033
Rogers	10,474	[a]	2,224,782
			23,304,706
Telecommunication Services - .4%
Anterix	18,481	[a]	1,090,749
Globalstar	462,061	[a]	919,501
Iridium Communications	27,920	[a]	1,242,719
			3,252,969
Transportation - 2.2%
Air Transport Services Group	80,312	[a]	2,199,746
Allegiant Travel	13,220	[a]	2,544,057
Echo Global Logistics	42,962	[a]	1,412,591
GXO Logistics	13,895	[a]	1,136,472
Marten Transport	180,061		2,807,151
Saia	7,666	[a]	1,840,837
SkyWest	32,523	[a]	1,517,198
TFI International	19,326		2,185,771
XPO Logistics	13,909	[a]	1,208,831
			16,852,654

Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
Utilities - .1%
California Water Service Group		18,481		1,174,468
Total Common Stocks (cost $513,048,102)				761,928,338
	1-Day Yield (%)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $20,276,893)	0.06	20,276,893	[d]	20,276,893

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $11,326,009)	0.02	11,326,009	[d]	11,326,009
Total Investments (cost $544,651,004)		101.7%		793,531,240
Liabilities, Less Cash and Receivables		(1.7%)		(13,216,274)
Net Assets		100.0%		780,314,966

ADR—American Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2021, the value of the fund’s securities on loan was $71,697,150 and the value of the collateral was $73,871,417, consisting of cash collateral of $11,326,009 and U.S. Government & Agency securities valued at $62,545,408.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Growth Fund

August 31, 2021 (Unaudited)

The following is a summary of the inputs used as of August 31, 2021 in valuing the fund’s investments:

	Level 1 Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	761,928,338	-	-	761,928,338
Investment Companies	31,602,902	-	-	31,602,902

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2021, accumulated net unrealized appreciation on investments was $248,880,236 consisting of $262,781,306 gross unrealized appreciation and $13,901,070 gross unrealized depreciation.

At August 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.